Note 15 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(15)         Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2013 and 2014 are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2013	2014
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	144,371	209,601
Subscription receivables(note 2(m) & note 12)	—	257,491

(i)
The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. As of December 31, 2013 and 2014, the amount due from Sincere Fame and its subsidiaries represented RMB126,621 and RMB179,681 (US$28,959) principal receivable, RMB16,250 and RMB28,420 (US$4,580) interest receivable and RMB1,500 and RMB1,500 (US$242) account receivables. These amounts are unsecured, bear interest at 7.3% and are repayable on demand.

b)	A subsidiary of the Company provided information technology service to an affiliate and charged RMB5,660 RMB1,415 and nil for the years ended December 31, 2012, 2013, and 2014, respectively.

The Group charged affiliates interest income of RMB10,298, RMB6,843 and RMB12,170 for loans receivable for the years ended December 31, 2012, 2013, and 2014, respectively.

c)	A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited, on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.

d)
The Group had acquired non-controlling interests of a number of its subsidiaries from shareholders who are also employees of the Group in 2012. The excess of the fair values of these non-controlling interests acquired from these equity shareholders over the transaction prices as of the respective transaction dates were considered to be compensation expenses, which amounted to RMB7,900, and had been charged to the consolidated statement of income and comprehensive income (loss) for the years ended December 31, 2012. The valuation of the equity of a private company is highly judgmental, so changes in the significant assumptions related to these valuations could materially affect the fair values of these entities and the related compensation expenses. There was no such transaction for the year ended December 31, 2013 and 2014.

e)
Puyi Asset Management Co., Ltd (“Puyi Asset”), previously one of its subsidiaries, distributed certain wealth management products supplied by one of our affiliates. Commission revenues generated from such affiliate were RMB7,522, RMB13,112 and nil for the years ended December 31, 2012, 2013 and 2014. However, Puyi Asset was disposed of in December, 2013 and no longer a subsidiary of the Group as of December 31, 2013.